(Loss) Earnings Per Share (Tables)	12 Months Ended
Jun. 30, 2022
Earnings per share [abstract]
Reconciliation of Basic and Diluted (Loss) Earnings Per Share
The following is a reconciliation of basic and diluted loss per share:

Basic and diluted loss per share

	Year ended Jun 30,
	2022	2021
Net loss from continuing operations attributable to Aurora shareholders	($1,717,624)	($692,013)
Net loss from discontinued operations attributable to Aurora shareholders	$—	($1,612)
Net loss attributable to Aurora shareholders	($1,717,624)	($693,625)

Weighted average number of Common Shares outstanding	214,912,605	169,118,540

Basic loss per share, continuing operations	($7.99)	($4.09)
Basic loss per share, discontinued operations	$0.00	($0.01)
Basic loss per share	($7.99)	($4.10)